Information About Non-controlling Interests - Summary of Changes in Ownership Interest on the Equity Attributable to Owners (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [abstract]
Carrying amount of non-controlling interests acquired	₩ (9,566)	₩ (194)	₩ (732)
Consideration paid to non-controlling interests	484	11,312	6,173
Excess of consideration paid recognized in parent's equity	₩ (9,082)	₩ 11,118	₩ 5,441